401(k) Savings Plan (Details) - Archer Aviation Inc - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Matching contribution (in percent)			50.00%		50.00%
Maximum annual employer contribution per employee					$ 9,000
Matching contributions	$ 123	$ 67	$ 252	$ 126	$ 276,000